Shareholder Fees	Aug. 01, 2021 USD ($)
DWS US Trsy Money Fund Cl S | DWS Treasury Portfolio | DWS U.S. Treasury Money Fund Class S
Shareholder Fees:
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	$ 20